Document and Entity Information	Oct. 09, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001626450
Document Type	8-K
Document Period End Date	Oct. 09, 2025
Entity Registrant Name	Commerce.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39423
Entity Tax Identification Number	46-2707656
Entity Address, Address Line One	11920 Alterra Parkway
Entity Address, Address Line Two	D11 / Suite 100
Entity Address, Address Line Three	8th Floor
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
City Area Code	(512)
Local Phone Number	865-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Series 1 Common Stock, $ 0.0001 par value per share
Trading Symbol	CMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false